UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (96.14%)
CONSUMER DISCRETIONARY – (16.52%)
Consumer Durables & Apparel – (1.17%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	43,800	$3,529,059
Hunter Douglas N.V. (Netherlands)	16,499	677,689
		4,206,748
Consumer Services – (2.20%)
Las Vegas Sands Corp.	143,370	7,891,085
Media – (3.75%)
Liberty Global PLC, Series C *	270,300	13,463,643
Retailing – (9.40%)
Amazon.com, Inc. *	50,480	18,783,608
CarMax, Inc. *	104,780	7,230,868
Liberty Interactive Corp., Series A *	60,624	1,769,614
Liberty TripAdvisor Holdings Inc., Series A *	12,958	411,935
Liberty Ventures, Series A *	24,083	1,011,727
Priceline Group Inc. *	3,860	4,493,619
		33,701,371
	Total Consumer Discretionary	59,262,847
CONSUMER STAPLES– (5.88%)
Food & Staples Retailing – (2.63%)
Costco Wholesale Corp.	62,260	9,432,079
Food, Beverage & Tobacco – (3.25%)
Diageo PLC, ADR (United Kingdom)	63,733	7,046,958
Heineken Holding N.V. (Netherlands)	66,921	4,612,432
		11,659,390
	Total Consumer Staples	21,091,469
ENERGY – (5.94%)
Encana Corp. (Canada)	706,730	7,880,039
EOG Resources, Inc.	67,130	6,155,150
Halliburton Co.	93,940	4,122,087
Ultra Petroleum Corp. *	200,550	3,134,597
	Total Energy	21,291,873
FINANCIALS – (36.38%)
Banks – (11.85%)
Citizens Financial Group Inc.	143,510	3,462,896
JPMorgan Chase & Co.	200,008	12,116,485
Wells Fargo & Co.	494,944	26,924,954
		42,504,335
Diversified Financials – (21.21%)
Capital Markets – (9.15%)
Bank of New York Mellon Corp.	418,590	16,844,061
Brookfield Asset Management Inc., Class A (Canada)	74,560	3,997,162
Charles Schwab Corp.	158,970	4,839,047
Julius Baer Group Ltd. (Switzerland)	142,171	7,133,420
		32,813,690
Consumer Finance – (6.50%)
American Express Co.	298,359	23,307,805
Diversified Financial Services – (5.56%)
Berkshire Hathaway Inc., Class A *	58	12,615,000
Moody's Corp.	24,730	2,566,974

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (Continued)
Visa Inc., Class A	72,960	$4,772,314
		19,954,288
		76,075,783
Insurance – (3.32%)
Multi-line Insurance – (1.89%)
Fairfax Financial Holdings Ltd. (Canada)	4,230	2,362,920
Loews Corp.	108,160	4,416,173
		6,779,093
Property & Casualty Insurance – (1.43%)
ACE Ltd.	36,920	4,116,211
Markel Corp. *	1,290	991,958
		5,108,169
		11,887,262
	Total Financials	130,467,380
HEALTH CARE – (10.93%)
Health Care Equipment & Services – (9.16%)
Express Scripts Holding Co. *	128,590	11,157,755
Laboratory Corp. of America Holdings *	47,790	6,025,841
Quest Diagnostics Inc.	59,320	4,558,742
UnitedHealth Group Inc.	94,010	11,120,443
		32,862,781
Pharmaceuticals, Biotechnology & Life Sciences – (1.77%)
Agilent Technologies, Inc.	30,970	1,286,803
Valeant Pharmaceuticals International, Inc. (Canada)*	25,490	5,062,824
		6,349,627
	Total Health Care	39,212,408
INDUSTRIALS – (3.28%)
Capital Goods – (1.50%)
Orascom Construction Ltd. (United Arab Emirates)*	14,625	194,512
PACCAR Inc.	54,990	3,472,069
Schneider Electric SE (France)	22,180	1,725,479
		5,392,060
Commercial & Professional Services – (0.23%)
Experian PLC (United Kingdom)	49,245	815,969
Transportation – (1.55%)
Kuehne & Nagel International AG (Switzerland)	34,733	5,164,559
Wesco Aircraft Holdings, Inc. *	25,330	388,056
		5,552,615
	Total Industrials	11,760,644
INFORMATION TECHNOLOGY – (11.77%)
Semiconductors & Semiconductor Equipment – (2.70%)
Texas Instruments Inc.	169,120	9,671,127
Software & Services – (8.91%)
Google Inc., Class A *	19,520	10,827,744
Google Inc., Class C *	19,520	10,696,960
Microsoft Corp.	88,210	3,586,177
Oracle Corp.	76,900	3,318,235

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2015 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
	Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	46,830	$2,397,696
	SouFun Holdings Ltd., Class A, ADR (China)	191,140	1,146,840
			31,973,652
Technology Hardware & Equipment – (0.16%)
	Keysight Technologies, Inc. *	15,485	575,268
		Total Information Technology	42,220,047
MATERIALS – (5.44%)
	Ecolab Inc.	42,700	4,884,026
	Lafarge S.A. (France)	103,160	6,694,192
	OCI N.V. (Netherlands)*	29,250	907,049
	Praxair, Inc.	58,190	7,025,861
		Total Materials	19,511,128
	TOTAL COMMON STOCK – (Identified cost $203,816,526)		344,817,796
SHORT-TERM INVESTMENTS – (3.82%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.20%, 04/01/15, dated 03/31/15, repurchase value of $5,983,033 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-1.625%, 03/31/16-12/31/19, total market value $6,102,660)	$5,983,000	5,983,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 04/01/15, dated 03/31/15, repurchase value of $5,147,019 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.456%-8.00%, 12/15/22-03/20/64, total market value $5,249,940)	5,147,000	5,147,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.30%, 04/01/15, dated 03/31/15, repurchase value of $2,574,021 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.959%-5.50%, 06/01/20-03/01/45, total market value $2,625,480)	2,574,000	2,574,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $13,704,000)		13,704,000
	Total Investments – (99.96%) – (Identified cost $217,520,526) – (a)		358,521,796
	Other Assets Less Liabilities – (0.04%)		135,416
	Net Assets – (100.00%)		$358,657,212

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $219,027,439. At March 31, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$151,441,462
	Unrealized depreciation		(11,947,105)
	Net unrealized appreciation		$139,494,357

Please refer to "Notes to Schedule of Investments" on page 9 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (97.36%)
FINANCIALS – (94.58%)
Banks – (21.91%)
Citizens Financial Group Inc.	122,620	$2,958,821
ICICI Bank Ltd., ADR (India)	62,390	646,360
JPMorgan Chase & Co.	53,720	3,254,357
U.S. Bancorp	48,870	2,134,153
Wells Fargo & Co.	133,030	7,236,832
		16,230,523
Diversified Financials – (44.97%)
Capital Markets – (21.28%)
Bank of New York Mellon Corp.	122,350	4,923,364
Brookfield Asset Management Inc., Class A (Canada)	54,640	2,929,250
Charles Schwab Corp.	78,100	2,377,364
Goldman Sachs Group, Inc.	13,130	2,468,046
Julius Baer Group Ltd. (Switzerland)	61,124	3,066,893
		15,764,917
Consumer Finance – (9.56%)
American Express Co.	73,180	5,716,822
Capital One Financial Corp.	17,320	1,365,162
		7,081,984
Diversified Financial Services – (14.13%)
Berkshire Hathaway Inc., Class A *	8	1,740,000
Cielo S.A. (Brazil)	67,940	972,624
McGraw Hill Financial Inc.	17,800	1,840,520
Moody's Corp.	17,800	1,847,640
Visa Inc., Class A	62,230	4,070,465
		10,471,249
		33,318,150
Insurance – (27.70%)
Insurance Brokers – (3.74%)
Marsh & McLennan Cos, Inc.	49,330	2,766,920
Multi-line Insurance – (5.46%)
American International Group, Inc.	48,270	2,644,713
Loews Corp.	34,330	1,401,694
		4,046,407
Property & Casualty Insurance – (13.73%)
ACE Ltd.	30,390	3,388,181
Chubb Corp.	14,770	1,493,247
Markel Corp. *	6,885	5,294,290
		10,175,718
Reinsurance – (4.77%)
Everest Re Group, Ltd.	20,300	3,532,200
		20,521,245
	Total Financials	70,069,918

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	March 31, 2015 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (2.78%)
Software & Services – (2.78%)
	Google Inc., Class A *	1,870	$1,037,289
	Google Inc., Class C *	1,870	1,024,760
		Total Information Technology	2,062,049
	TOTAL COMMON STOCK – (Identified cost $41,091,802)		72,131,967
SHORT-TERM INVESTMENTS – (0.82%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.20%, 04/01/15, dated 03/31/15, repurchase value of $266,001 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-1.625%, 03/31/16-12/31/19, total market value $271,320)	$266,000	266,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 04/01/15, dated 03/31/15, repurchase value of $229,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-6.00%, 01/15/30-01/15/45, total market value $233,580)	229,000	229,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.30%, 04/01/15, dated 03/31/15, repurchase value of $115,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-6.00%, 05/01/16-03/01/45, total market value $117,300)	115,000	115,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $610,000)		610,000
	Total Investments – (98.18%) – (Identified cost $41,701,802) – (a)		72,741,967
	Other Assets Less Liabilities – (1.82%)		1,348,440
		Net Assets – (100.00%)	$74,090,407

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $41,703,716. At March 31, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$31,110,968
	Unrealized depreciation		(72,717)
		Net unrealized appreciation	$31,038,251

Please refer to "Notes to Schedule of Investments" on page 9 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (95.23%)
CONSUMER DISCRETIONARY – (3.62%)
Consumer Services – (3.62%)
Extended Stay America, Inc.	11,580	$226,157
Hyatt Hotels Corp., Class A *	4,670	276,558
Las Vegas Sands Corp.	5,600	308,224
Wynn Resorts Ltd.	950	119,586
Total Consumer Discretionary		930,525
FINANCIALS – (91.13%)
Real Estate – (91.13%)
Real Estate Investment Trusts (REITs) – (83.83%)
Diversified REITs – (2.71%)
Cousins Properties, Inc.	23,630	250,478
Liberty Property Trust	12,530	447,321
		697,799
Health Care REITs – (1.20%)
National Health Investors, Inc.	4,330	307,473
Hotel & Resort REITs – (2.31%)
DiamondRock Hospitality Co.	17,910	253,069
LaSalle Hotel Properties	8,770	340,802
		593,871
Industrial REITs – (10.96%)
DCT Industrial Trust Inc.	23,300	807,578
EastGroup Properties, Inc.	3,460	208,084
First Industrial Realty Trust, Inc.	21,010	450,244
Prologis, Inc.	18,460	804,118
Terreno Realty Corp.	24,040	548,112
		2,818,136
Office REITs – (19.73%)
Alexandria Real Estate Equities, Inc.	7,280	713,731
Boston Properties, Inc.	6,310	886,429
Brandywine Realty Trust	36,010	575,440
Corporate Office Properties Trust	23,450	688,961
CyrusOne Inc.	19,060	593,147
Equinix Inc.	1,290	300,376
Highwoods Properties, Inc.	7,800	357,084
Paramount Group, Inc.	6,700	129,310
QTS Realty Trust Inc., Class A	2,600	94,666
Vornado Realty Trust	6,540	732,480
		5,071,624
Residential REITs – (18.75%)
American Campus Communities, Inc.	9,680	414,982
American Homes 4 Rent, Class A	16,960	280,688
American Residential Properties, Inc. *	29,520	531,065
Apartment Investment & Management Co., Class A	7,180	282,605
AvalonBay Communities, Inc.	7,600	1,324,300
Camden Property Trust	3,780	295,331
Education Realty Trust, Inc.	8,116	287,144
Essex Property Trust, Inc.	2,460	565,554
Post Properties, Inc.	9,410	535,711

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2015 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Residential REITs – (Continued)
UDR, Inc.	8,860	$301,506
		4,818,886
Retail REITs – (25.24%)
Acadia Realty Trust	20,670	720,970
Brixmor Property Group, Inc.	13,880	368,514
CBL & Associates Properties, Inc.	14,190	280,962
Cedar Realty Trust Inc.	56,410	422,511
DDR Corp.	36,550	680,561
Federal Realty Investment Trust	4,450	655,084
General Growth Properties, Inc.	20,740	612,867
Kite Realty Group Trust	22,749	640,839
Ramco-Gershenson Properties Trust	19,160	356,376
Retail Opportunity Investments Corp.	18,960	346,968
Simon Property Group, Inc.	7,170	1,402,739
		6,488,391
Specialized REITs – (2.93%)
CatchMark Timber Trust Inc., Class A	36,060	422,623
Crown Castle International Corp.	3,990	329,335
		751,958
		21,548,138
Real Estate Management & Development – (7.30%)
Diversified Real Estate Activities – (3.28%)
Alexander & Baldwin Inc.	19,510	842,442
Real Estate Operating Companies – (4.02%)
Brookdale Senior Living Inc. *	7,420	280,179
Forest City Enterprises, Inc., Class A *	29,490	752,585
		1,032,764
		1,875,206
	Total Financials	23,423,344
TELECOMMUNICATION SERVICES – (0.48%)
Windstream Holdings Inc.	16,760	124,024
	Total Telecommunication Services	124,024
TOTAL COMMON STOCK – (Identified cost $22,392,791)		24,477,893
CONVERTIBLE BONDS – (0.60%)
FINANCIALS – (0.60%)
Real Estate – (0.60%)
Real Estate Management & Development – (0.60%)
Real Estate Operating Companies – (0.60%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	$80,000	153,550
TOTAL CONVERTIBLE BONDS – (Identified cost $80,000)		153,550

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2015 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (3.90%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.20%, 04/01/15, dated 03/31/15, repurchase value of $438,002 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-1.625%, 03/31/16-12/31/19, total market value $446,760)	$438,000	$438,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 04/01/15, dated 03/31/15, repurchase value of $377,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-7.50%, 07/15/27-03/20/45, total market value $384,540)	377,000	377,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.30%, 04/01/15, dated 03/31/15, repurchase value of $188,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.625%-6.50%, 03/01/30-03/01/45, total market value $191,760)	188,000	188,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,003,000)	1,003,000
		Total Investments – (99.73%) – (Identified cost $23,475,791) – (a)	25,634,443
		Other Assets Less Liabilities – (0.27%)	69,314
		Net Assets – (100.00%)	$25,703,757

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $23,486,808. At March 31, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$2,361,450
		Unrealized depreciation	(213,815)
		Net unrealized appreciation	$2,147,635

Please refer to "Notes to Schedule of Investments" on page 9 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
March 31, 2015 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2015 (Unaudited)

Security Valuation – (Continued)

Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2015 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$59,262,847	$–	$930,525
Consumer Staples	21,091,469	–	–
Energy	21,291,873	–	–
Financials	130,467,380	70,069,918	23,423,344
Health Care	39,212,408	–	–
Industrials	11,760,644	–	–
Information Technology	42,220,047	2,062,049	–
Materials	19,511,128	–	–
Telecommunication Services	–	–	124,024
Total Level 1	344,817,796	72,131,967	24,477,893

Level 2 – Other Significant Observable Inputs:
Convertible debt securities	–	–	153,550
Short-term securities	13,704,000	610,000	1,003,000
Total Level 2	13,704,000	610,000	1,156,550

Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–
Total Investments	$358,521,796	$72,741,967	$25,634,443

Level 2 to Level 1 Transfers*:
Consumer Discretionary	$4,206,748	$–	$–
Consumer Staples	4,612,432	–	–
Financials	7,133,420	4,039,517	–
Industrials	7,706,007	–	–
Materials	7,601,241	–	–
Total	$31,259,848	$4,039,517	$–

*Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended March 31, 2015.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 29, 2015

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: May 29, 2015